UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: Not applicable

Real Estate Asset Liquidity Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001653397

Central Index Key Number of underwriter (if applicable): Not applicable

Norm Camiré, (416) 313-1230

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated February 18, 2025, of PricewaterhouseCoopers LLP, obtained by Real Estate Asset Liquidity Trust, which report sets forth the findings and conclusions, as applicable, of PricewaterhouseCoopers LLP with respect to certain agreed-upon procedures performed by PricewaterhouseCoopers LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 18, 2025	MONTREAL TRUST COMPANY OF CANADA, as trustee of REAL ESTATE ASSET LIQUIDITY TRUST, by its administrative agent ROYAL BANK OF CANADA, as Purchaser

	By:	/s/ Norm Camiré
Name: Norm Camiré
Title: Managing Director & Head, Commercial Mortgage Finance and Securitization

	By:	/s/ Emma Kozak
Name: Emma Kozak
Title: Vice President, Real Estate Lending

Exhibit 1	Agreed-upon procedures report, dated February 18, 2025, of PricewaterhouseCoopers LLP.

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Royal Bank of Canada, as administrative agent of Real Estate Asset Liquidity Trust (the “Company”)

RBC WaterPark Place

88 Queens Quay West, 11th Floor

Toronto, Ontario M5J 0B8

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company herein referred to as the “Specified Party”, solely to assist you with the procedures enumerated below with respect to Real Estate Asset Liquidity Trust Commercial Mortgage Pass- Through Certificates, Series 2025-1 (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the REALT 2025-1, securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Party has requested that the procedures be performed on the seventy (70) loans secured by one hundred-two (102) properties herein referred to as the “Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•

The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Party. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state/provincial, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the preliminary offering memorandum, investor presentation, term sheet and final preliminary offering memorandum (collectively, the “Transaction Documents”) that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction Documents.

It should be understood that we make no representations as to:

•	The interpretation of the Transaction Documents included in connection with our procedures;

•	Your compliance with Rule 15Ga-2 of Securities Exchange Act of 1934; and

•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Party would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date”, refers to the date of March 1, 2025.

•

The following Microsoft Excel (“Excel”) file was provided to us by the Company, which includes certain attributes related to the Collateral as of the Cut-off Date shall be herein referred to as the “Final Data File”:

•	2025.02.11 REALT 2025-1 - Accountant Datatape.xlsx

•

The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided to us by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company and used by us in performing the procedures enumerated below.

•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.

•

The phrase “compared and agreed” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

•	Capitalized terms, used but not defined, herein shall have the meanings ascribed to them in the Final Data File.

Source Documents included in the Loan File:

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	2

•

The phrase “Amortization Table” refers to the schedule detailing each periodic payment of principal and interest and the loan’s beginning/remaining balance on each payment date, as contained in the Loan File.

•

The phrase “Appraisal” or “Summary of Estimate Market Value” refers to the signed third-party appraisal report or opinion of value report detailing the valuation of the property or summary provided by the Company detailing the opinion of value and opinion of value date for the respective loan, as contained in the Loan File.

•

The phrase “Asset Summary Report” refers to the detailed write-up prepared by the Company which summarizes the significant information about the property and structure of the loan, as contained in the Loan File.

•	The phrase “Assumption Agreement” refers to the signed agreement detailing terms and conditions of loan assumption.

•

The phrases “Borrower/Guarantor/Indemnitor Financial Statements” refer to most recent financial statements detailing the borrower/guarantor/indemnitor(s) financial performance, which was contained in the Loan File.

•

The phrase “Borrower Rate Lock Confirmation” refers to the signed agreement detailing the proposed loan terms and establishing the interest rate and confirmation by the Borrower prior to settlement, as contained in the Loan File.

•

The phrase “Borrower Rent Roll”, “Estoppel”, or “Tenant Leases” refers to the schedule detailing the property’s occupied and vacant space and includes information regarding each tenant’s lease terms, such as amount of space occupied, annual rent due, expiration date and renewal options, as contained in the Loan File.

•	The phrase “Canada Post” refers to postal code lookup tool included on the official Canada Post website, which was used to identify the postal code associated with the property’s address.

•

The phrase “Closing Confirmation” or “Extension Confirmation” refers to the signed agreement detailing the final loan terms based on the lender’s completion of underwriting or if there is any renewal/ extension of loan term, as contained in the Loan File.

•

The phrase “Commitment Letter” or “Conditional Extension” refers to the signed agreement detailing the proposed loan terms offered to the borrower (subject to the lender’s completion of underwriting) or if there is any renewal/ extension of loan term, as contained in the Loan File.

•

The phrase “Discharge/Payout Stmt” refers to the payment statement indicating that the previous loan was repaid using proceeds from the current loan, and that the property was released from the previous lien, as contained in the Loan File.

•

The phrase “Electronic Solicitor’s Loan Summary” refers to the electronic document summarizing the detailed loan and security terms and property information abstracted by the Company’s representative counsel, as contained in the Loan File.

•

The phrase “Engineering Report” refers to the signed third-party property condition assessment, certificate of substantial completion or architect certificate—each document detailing the physical condition and any required/proposed repairs needed at the property, as contained in the Loan File.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

•

The phrase “Environmental Report” refers to the signed third-party phase I, phase II, groundwater investigation, hazardous building materials assessment, remedial soil excavation or client environmental questionnaire. Each document details various environmental assessments related to the property, as contained in the Loan File.

•

The phrase “Executed Legal Summary” refers to the signed document summarizing the detailed loan and security terms and property information abstracted by the Company’s representative counsel, as contained in the Loan File.

•	The phrase “Ground Lease” refers to the signed ground lease agreement detailing the legal terms of the borrower’s leasing of the land, as included in the Loan File.

•	The phrase “Guarantee” refers to the signed guarantee agreement or amendments/assumptions thereof, detailing the legal terms of recourse, as contained in the Loan File.

•	The phrase “Intercreditor Agreement” refers to the signed agreement detailing the rights and liabilities of each creditor, as contained in the Loan File.

•	The phrase “Mortgage/Hypotheque” or “Loan Agreement” refers to the charge, mortgage note, or amendments/assumptions thereof, detailing the legal terms of the loan, as contained in the Loan File.

•	The phrase “Mortgage Loan Closing Statement” refers to the signed payment statement detailing the sources and uses of the loan proceeds on the settlement date, as contained in the Loan File.

•

The phrase “Mortgage Sale and Administration Agreement” refers to the signed contract of sale detailing the transfer of ownership of the loan from the originator to the Company, as contained in the Loan File.

•	The phrase “Operating Statement” refers to the most recent financial statements detailing the property’s operating performance, as contained in the Loan File.

•	The phrase “Payment Deferral Agreement” refers to the signed document detailing any modifications to the loan following COVID-19.

•	The phrase “Participation Agreement” or “Participation or Intercreditor Agreement” refers to a signed agreement stating participation interest in the whole loan and the related loan terms.

•

The phrase “Peer Review” refers to the signed third-party review form prepared by a second environmental firm, which summarizes the original environmental firm’s findings and the appropriateness of their environmental report, as contained in the Loan File.

•	The phrase “Purchase & Sale Agreement” refers to the signed contract of sale detailing the transfer of ownership of the property from the seller to the borrower, as contained in the Loan File.

•

The phrase “Site Inspection Report” refers to the summary worksheet detailing the condition of the property identified during the Company’s on-site inspection of the property, as contained in the Loan File.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

•

The phrase “Subordination & Standstill Agreement” refers to the signed agreement detailing the legal terms and priority of repayment related to additional liens against the property, as contained in the Loan File.

•

The phrase “Tax Certificate” refers to a document providing details of property tax and other charges levied, paid and due on the property, issued by the local municipality where the property is located.

•	The phrase “Title Insurance Policy” or “Title Opinion” refers to the signed title policy indicating the property’s address and current ownership, as contained in the Loan File.

•

The phrase “Underwriting Cash Flow in Asset Summary Report” refers to the property’s most recent three years of historical financial statement information and the Company’s underwriting projections, as contained in the Asset Summary Report.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From December 23, 2024 through February 11, 2025, the Company provided us with the Source Documents related to the Collateral for which we:

(i)	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”),

(ii)	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”) or

(iii)	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, the underlying attributes were compared and agreed to the corresponding Source Documents. For the purpose of our procedures, any differences within the defined tolerance level (if any) listed in Exhibit A, were considered to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None—Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Party including for purposes of substantiating the Specified Party’ “due diligence defense” under the Securities Act of 1933, and is not intended to be and should not be used by anyone other than the Specified Party.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

February 18, 2025

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

Real Estate Asset Liquidity Trust
Commercial Mortgage Pass-Through Certificates, Series 2025-1

Exhibits

Exhibit A - Specified Attributes

Exhibit B - Recalculated Attributes

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

Real Estate Asset Liquidity Trust	EXHIBIT A
Commercial Mortgage Pass-Through Certificates, Series 2025-1
Specified Attributes

Exhibit A - Specified Attributes

#	Specified Attribute	Source Document (in order of priority)	Tolerance Levels	Notes

0	Control Number	None - Company Provided	None

1	Cut_off_Date_Balance	Amortization Table	None

2	Percentage of Cut off Date Balance	Recalculation	None

3	Cumulative percentage Cut off date Balance	Recalculation	None

4	Loan_Originator	Mortgage/Hypotheque or Loan Agreement, Executed Legal Summary, Mortgage Sale and Administration Agreement	None

5	Loan Number	Executed Legal Summary	None

6	Loan_Purpose	Purchase & Sale Agreement, Mortgage Loan Closing Statement, Discharge/Payout Stmt, Asset Summary Report	None

7	DealName_ or_PropertyName	Executed Legal Summary	None

8	Property_Address	Title Insurance Policy, Title Opinion	None

9	Property_City	Title Insurance Policy, Title Opinion	None

10	Property_Province	Title Insurance Policy, Title Opinion	None

11	Property_Postal_Code	Canada Post, Tax Certificate	None

12	Property_Type	Appraisal, Engineering Report, Lender Underwriting Guideline	None

13	Loan Amount	Mortgage/Hypotheque or Loan Agreement	None

14	Priority of Lender’s Security (ie. First)	Title Insurance Policy, Title Opinion	None

15	Payment_Type	Commitment Letter (or Conditional Extension)	None

16	Daycount	Amortization Table, Recalculation	None

17	Payment Frequency	Mortgage/Hypotheque or Loan Agreement	None

18	Payment Date Grace Period	Executed Legal Summary	None

19	Mortgage_InterestRate_Fixed_or_Variable	Commitment Letter (or Conditional Extension)	None

20	Semi-Annual, not in advance Interest Rate	Mortgage/Hypotheque or Loan Agreement, Borrower Rate Lock Confirmation	None

21	Monthly_Compounding_MortgageRate	Recalculation	None

22	Administrative Cost Rate	None—Company Provided	None

23	Net mortgage rate	Recalculation	None

24	NCF Debt Yield at Origination	Recalculation	None

25	Full Maturity Term (Mos) (ARD for Balloon Loans and Fully Amortizing, Full Maturity for Hyperam Loans)	Borrower Rate Lock Confirmation, Mortgage/Hypotheque or Loan Agreement	None

26	Anticipated Repayment Term in Months (ARD Months)	Borrower Rate Lock Confirmation, Mortgage/Hypotheque or Loan Agreement	None

27	Remaining_Term_to_Maturity_ARD_Mos	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

Real Estate Asset Liquidity Trust	EXHIBIT A
Commercial Mortgage Pass-Through Certificates, Series 2025-1
Specified Attributes

#	Specified Attribute	Source Document (in order of priority)	Tolerance Levels	Notes

28	Final Amortization Term in Months	Borrower Rate Lock Confirmation, Mortgage/Hypotheque or Loan Agreement	None

29	Remaining_Amortization_Term	Recalculation	None

30	Cut-Off Date (Paid Through Date)	None - Company Provided	None

31	Seasoning (Number of Loan Payments including Cut-Off Date payment)	Recalculation	None

32	Closing / Funding Date	Borrower Rate Lock Confirmation	None	(3)

33	Interest Adjustment Date	Mortgage/Hypotheque or Loan Agreement, Borrower Rate Lock Confirmation	None

34	First Payment Date	Mortgage/Hypotheque or Loan Agreement, Borrower Rate Lock Confirmation	None

35	Maturity Date (ard date if balloon or fully amortizing, full maturity date if hyperam)	Mortgage/Hypotheque or Loan Agreement, Borrower Rate Lock Confirmation	None

36	Anticipated Repayment Date (ARD date if balloon or fully amortizing, hyperam start date if hyperam)	Mortgage/Hypotheque or Loan Agreement, Borrower Rate Lock Confirmation	None

37	Balloon_Amount	Amortization Table	None

38	Amortization Description (Balloon, HyperAm or Fully Amortizing)	Executed Legal Summary	None

39	HyperAmortization Start Date, if applicable	Mortgage/Hypotheque or Loan Agreement	None

40	Step-up interest Rate for Hyperam Loans	Mortgage/Hypotheque or Loan Agreement	None

41	Remaining Prepayment Restrictions	Recalculation, Executed Legal Summary	None

42	Remaining Closed Period (excluding YM and/or Defeasance) and expressed as # of payment dates, excluding Maturity Date)	Commitment Letter (or Conditional Extension), Recalculation, Executed Legal Summary	None

43	Yield Maintenance Minimum	Mortgage/Hypotheque or Loan Agreement, Commitment Letter (or Conditional Extension)	None

44	Yield Maintenance Begin Date	Mortgage/Hypotheque or Loan Agreement, Commitment Letter (or Conditional Extension)	None

45	Remaining Yield Maintenance Period (expressed as # of payment dates, excluding Maturity Date)	Commitment Letter (or Conditional Extension), Recalculation, Executed Legal Summary	None

46	Yield Maintenance Spread (0, -0.50%, -1.0%, etc.)	Mortgage/Hypotheque or Loan Agreement, Commitment Letter (or Conditional Extension)	None

47	Defeasance Begin Date	Mortgage/Hypotheque or Loan Agreement, Commitment Letter (or Conditional Extension)	None

48	Defeasance Fee (expressed as %, $ or N/A if not applicable)	Executed Legal Summary	None

49	Non-Penalty Open Period (expressed as # of payment dates, including the Maturity Date)	Commitment Letter (or Conditional Extension), Executed Legal Summary	None

50	Final Prepay Description (Yield Maintenance, Defeasance or Closed)	Commitment Letter (or Conditional Extension), Executed Legal Summary	None

51	Monthly Blended Principal and Interest Payment	Mortgage/Hypotheque or Loan Agreement, Borrower Rate Lock Confirmation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

Real Estate Asset Liquidity Trust	EXHIBIT A
Commercial Mortgage Pass-Through Certificates, Series 2025-1
Specified Attributes

#	Specified Attribute	Source Document (in order of priority)	Tolerance Levels	Notes

52	Annual_Debt_Service	Recalculation	None

53	YR3_Year_of_Financial	Underwriting Cash Flow in Asset Summary Report	None

54	YR2_Year_of_Financial	Underwriting Cash Flow in Asset Summary Report	None

55	YR1_Year_of_Financial	Underwriting Cash Flow in Asset Summary Report	None

56	YR0_Year_of_Financial	Underwriting Cash Flow in Asset Summary Report	None

57	YR3_Net_Cash_Flow	Underwriting Cash Flow in Asset Summary Report	$1.00

58	YR2_Net_Cash_Flow	Underwriting Cash Flow in Asset Summary Report	$1.00

59	YR1_Net_Cash_Flow	Underwriting Cash Flow in Asset Summary Report	$1.00

60	YR3_Net_Operating_Income	Underwriting Cash Flow in Asset Summary Report	$1.00

61	YR2_Net_Operating_Income	Underwriting Cash Flow in Asset Summary Report	$1.00

62	YR1_Net_Operating_Income	Underwriting Cash Flow in Asset Summary Report	$1.00

63	YR0_Net_Operating_Income	Underwriting Cash Flow in Asset Summary Report	$1.00

64	YR0 (U/W) Replacement Reserves (or FF& E for Hotel)	Underwriting Cash Flow in Asset Summary Report	$1.00

65	Adjusted UW NOI	Recalculation	None

66	YR0_Net_Cash_Flow	Underwriting Cash Flow in Asset Summary Report	$1.00

67	Adjusted Underwritten NOI DSCR	Recalculation	None

68	UW_NCF_DSCR	Recalculation	None

69	Reconciled_Appraised_Value	Appraisal, Summary of Estimate Market Value	None

70	Appraisal_Value_Date	Appraisal, Summary of Estimate Market Value	None

71	Cut_Off_Date_LTV	Recalculation	None

72	Balloon_LTV	Recalculation	None

73	Borrower_Entity_Name	Mortgage/Hypotheque or Loan Agreement, Assumption Agreement	None

74	Borrower_Entity_Type	Executed Legal Summary	None

75	Is Borrower a Canadian resident entity? Y, N	Executed Legal Summary	None

76	Is Borrower a single asset entity, as identified by Lender? Y, N or Unknown	Executed Legal Summary	None

77	Any Recourse (excluding carve-outs) or Guarantee? Y, N	Guarantee, Mortgage/Hypotheque or Loan Agreement, Executed Legal Summary, Commitment Letter (or Conditional Extension)	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	10

Real Estate Asset Liquidity Trust	EXHIBIT A
Commercial Mortgage Pass-Through Certificates, Series 2025-1
Specified Attributes

#	Specified Attribute	Source Document (in order of priority)	Tolerance Levels	Notes

78	Amount of Recourse specified in Loan Documents (100%, 50%, $). N/A if not applicable	Guarantee, Mortgage/Hypotheque or Loan Agreement, Executed Legal Summary, Commitment Letter (or Conditional Extension)	None

79	To whom does Lender have Recourse (list names, including Borrower). N/A if not applicable	Guarantee, Mortgage/Hypotheque or Loan Agreement, Executed Legal Summary, Commitment Letter (or Conditional Extension)	None

80	Is this Loan cross-collateralized and cross-defaulted with other loans? Y, N	Commitment Letter (or Conditional Extension), Executed Legal Summary	None

81	If Loan is cross-collateralized and cross-defaulted, name(s) of other crossed loans. N/A if not applicable	Commitment Letter (or Conditional Extension), Executed Legal Summary	None

82	If Loan is cross-collateralized and cross-defaulted, loan number(s) of other crossed loans. N/A if not applicable	Commitment Letter (or Conditional Extension), Executed Legal Summary	None

83	Is this Loan related to other loans or other Seller loans in same securitization? Y, N	Executed Legal Summary, Electronic Solicitor’s Loan Summary	None

84	If Loan is related to other loans or other Seller loans, name and relationship of Borrower or Principal on other loans in same securitization. N/A if not applicable	Executed Legal Summary, Electronic Solicitor’s Loan Summary	None

85	If Loan is related to other loans or Seller Loans, name of related loan(s). N/A if not applicable	Executed Legal Summary, Electronic Solicitor’s Loan Summary	None

86	Year_Built	Appraisal, Engineering Report, Environmental Report	None

87	Year_Renovated	Appraisal, Engineering Report, Environmental Report	None

88	Net Rentable Area	Borrower Rent Roll, Operating Statement, Estoppel, Tenant Leases	None

89	Current Balance Per Sq Ft, Unit, Pad or Room	Recalculation	None

90	Net/Occupied_Rentable_Area_Units_Measure	Borrower Rent Roll, Operating Statement, Estoppel, Tenant Leases	None

91	Occupied_Rentable_Area	Borrower Rent Roll, Operating Statement, Estoppel, Tenant Leases	None

92	YR3_Physical Occupancy	Asset Summary Report, Borrower Rent Roll, Estoppel, Tenant Leases	None

93	YR2_Physical Occupancy	Asset Summary Report, Borrower Rent Roll, Estoppel, Tenant Leases	None

94	YR1_Physical Occupancy	Asset Summary Report, Borrower Rent Roll, Estoppel, Tenant Leases	None

95	Physical Occupancy	Recalculation	None

96	Rent Roll Date (Also Occupancy % Date)	Borrower Rent Roll, Tenant Leases, Estoppel	None

97	Number_Separately_Assessed_IncomeProducing_Properties	Executed Legal Summary	None

98	Is the Property a condominium unit(s) or strata title? Y/N	Executed Legal Summary	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	11

Real Estate Asset Liquidity Trust	EXHIBIT A
Commercial Mortgage Pass-Through Certificates, Series 2025-1
Specified Attributes

#	Specified Attribute	Source Document (in order of priority)	Tolerance Levels	Notes

99	Fee, Leasehold or Fee and Leasehold	Title Insurance Policy, Title Opinion	None

100	Does the Property consist in whole or in part of a leasehold interest? Y, N	Ground Lease, Title Insurance Policy, Executed Legal Summary	None

101	Ground Lease expiration date (excluding renewals). N/A if not applicable	Ground Lease, Title Insurance Policy, Executed Legal Summary	None

102	Any subordinate debt secured by the Property? Y, N	Subordination & Standstill Agreement, Commitment Letter (or Conditional Extension), Executed Legal Summary	None

103	Nature of subordinate security. N/A if not applicable	Subordination & Standstill Agreement, Commitment Letter (or Conditional Extension), Executed Legal Summary	None

104	Amount of subordinate debt outstanding. $ or N/A if not applicable	Subordination & Standstill Agreement, Commitment Letter (or Conditional Extension), Executed Legal Summary	None

105	Is existing subordinate debt subject to subordination provisions? Y, N or N/A if not applicable	Subordination & Standstill Agreement, Commitment Letter (or Conditional Extension), Executed Legal Summary	None

106	Is existing subordinate debt subject to standstill provisions? Y, N or N/A if not applicable	Subordination & Standstill Agreement, Commitment Letter (or Conditional Extension), Executed Legal Summary	None

107	Do Loan Documents permit future subordinate debt? Y, N	Subordination & Standstill Agreement, Commitment Letter (or Conditional Extension), Executed Legal Summary	None

108	If future subordinate debt permitted, provide information on Lender consent, LTV/DSCR and Subordination and Standstill Agreement requirements. N/A if not applicable	Subordination & Standstill Agreement, Commitment Letter (or Conditional Extension), Executed Legal Summary	None

109	Remaining Defeasance Period (expressed as # of payment dates, excluding Maturity Date)	Commitment Letter (or Conditional Extension), Recalculation, Executed Legal Summary	None

110	Any provision in Loan Documents allowing Borrower to obtain a release of part of the Property from Lender’s security? Y, N	Commitment Letter (or Conditional Extension), Executed Legal Summary	None

111	If Loan Documents allow Borrower to obtain release of part of the Property from Lender’s security, describe release provisions. N/A if not applicable	Commitment Letter (or Conditional Extension), Executed Legal Summary	None

112	Any provision in Loan Documents allowing Borrower to substitute new Property as collateral for existing Property collateral (other than defeasance) Y, N	Commitment Letter (or Conditional Extension), Executed Legal Summary	None

113	If Loan Documents allow Borrower to substitute new Property as collateral, describe. N/A if not applicable	Commitment Letter (or Conditional Extension), Executed Legal Summary	None

114	Pool_Code	None—Company Provided	None

115	Site_Inspection_Date	Site Inspection Report	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	12

Real Estate Asset Liquidity Trust	EXHIBIT A
Commercial Mortgage Pass-Through Certificates, Series 2025-1
Specified Attributes

#	Specified Attribute	Source Document (in order of priority)	Tolerance Levels	Notes

116	Envir_Report_Firm	Environmental Report, Peer Review	None

117	Envir_Report_Type	Environmental Report, Peer Review	None

118	Envir_Report_Analysis_Date	Environmental Report, Peer Review	None

119	Engineering_Firm	Engineering Report, Certificate of Substantial Completion, Architect Certificate, Occupancy Permit	None

120	Engineering_Date	Engineering Report, Certificate of Substantial Completion, Architect Certificate, Occupancy Permit	None

121	Replacement Reserve: Immediate ($)	Borrower Rate Lock Confirmation, Closing Confirmation (or Extension Confirmation), Executed Legal Summary	None

122	Repair Reserve: Immediate ($)	Borrower Rate Lock Confirmation, Closing Confirmation (or Extension Confirmation), Executed Legal Summary	None

123	Environmental Reserve: Immediate ($)	Borrower Rate Lock Confirmation, Closing Confirmation (or Extension Confirmation), Executed Legal Summary	None

124	Debt Service Reserve: Immediate ($)	Borrower Rate Lock Confirmation, Closing Confirmation (or Extension Confirmation), Executed Legal Summary	None

125	Realty Tax Reserve: Immediate ($)	Borrower Rate Lock Confirmation, Closing Confirmation (or Extension Confirmation), Executed Legal Summary	None

126	Lease Rollover Reserve: Immediate ($)	Borrower Rate Lock Confirmation, Closing Confirmation (or Extension Confirmation), Executed Legal Summary	None

127	Other Reserve: Immediate ($)	Borrower Rate Lock Confirmation, Closing Confirmation (or Extension Confirmation), Executed Legal Summary	None

128	Other Reserve: Immediate (Type/Description)	Borrower Rate Lock Confirmation, Closing Confirmation (or Extension Confirmation), Executed Legal Summary	None

129	Replacement Reserve: Monthly ($)	Borrower Rate Lock Confirmation, Closing Confirmation (or Extension Confirmation), Executed Legal Summary	None

130	Repair Reserve: Monthly ($)	Borrower Rate Lock Confirmation, Closing Confirmation (or Extension Confirmation), Executed Legal Summary	None

131	Environmental Reserve: Monthly ($)	Borrower Rate Lock Confirmation, Closing Confirmation (or Extension Confirmation), Executed Legal Summary	None

132	Debt Service Reserve: Monthly ($)	Borrower Rate Lock Confirmation, Closing Confirmation (or Extension Confirmation), Executed Legal Summary	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	13

Real Estate Asset Liquidity Trust	EXHIBIT A
Commercial Mortgage Pass-Through Certificates, Series 2025-1
Specified Attributes

#	Specified Attribute	Source Document (in order of priority)	Tolerance Levels	Notes

133	Realty Tax Reserve: Monthly ($)	Borrower Rate Lock Confirmation, Closing Confirmation (or Extension Confirmation), Executed Legal Summary	None

134	Lease Rollover Reserve: Monthly ($)	Borrower Rate Lock Confirmation, Closing Confirmation (or Extension Confirmation), Executed Legal Summary	None

135	Other Reserve: Monthly ($)	Borrower Rate Lock Confirmation, Closing Confirmation (or Extension Confirmation), Executed Legal Summary	None

136	Other Reserve: Monthly ($) (Type/Description)	Borrower Rate Lock Confirmation, Closing Confirmation (or Extension Confirmation), Executed Legal Summary	None

137	Any Future Reserves? Y/N	Closing Confirmation (or Extension Confirmation), Executed Legal Summary	None

138	Description of Future Reserves	Closing Confirmation (or Extension Confirmation), Executed Legal Summary	None

139	Lock Box requirement? Y, N	Executed Legal Summary	None

140	Lock Box Hard or Soft? N/A if not applicable	Executed Legal Summary	None

141	Lock Box Springing? Y, N or N/A	Executed Legal Summary	None

142	Participation or 100% Ownership	Executed Legal Summary, Mortgage/Hypotheque or Loan Agreement	None

143	Single Tenant (Y/N)	Borrower Rent Roll, Estoppel, Tenant Leases	None

144	% Occupied by Owner	Borrower Rent Roll, Estoppel, Tenant Leases, Recalculation	None

145	Owner Occupied (Y/N)	Borrower Rent Roll, Estoppel, Tenant Leases	None

146	Largest_Tenant_Name	Borrower Rent Roll, Estoppel, Tenant Leases	None	(1)

147	Largest Tenant % of Total Underwritten Base Rent	Asset Summary Report, Estoppel, Recalculation	None	(1)

148	Largest_Tenant_SqFt	Borrower Rent Roll, Estoppel, Tenant Leases	None	(1)

149	Largest Tenant % of Total NRSF	Borrower Rent Roll, Estoppel, Tenant Leases, Recalculation	None	(1)

150	Largest_Tenant_Exp_Date	Borrower Rent Roll, Estoppel, Tenant Leases	None	(1)

151	2nd_Largest_Tenant_Name	Borrower Rent Roll, Estoppel, Tenant Leases	None	(1)

152	2nd Largest Tenant % of Total Underwritten Base Rent	Asset Summary Report, Estoppel, Recalculation	None	(1)

153	2nd_Largest_Tenant_SqFt	Borrower Rent Roll, Estoppel, Tenant Leases	None	(1)

154	2nd Largest Tenant % of Total NRSF	Borrower Rent Roll, Estoppel, Tenant Leases, Recalculation	None	(1)

155	2nd_Largest_Tenant_Exp_Date	Borrower Rent Roll, Estoppel, Tenant Leases	None	(1)

156	3rd_Largest_Tenant_Name	Borrower Rent Roll, Estoppel, Tenant Leases	None	(1)

157	3rd Largest Tenant % of Total Underwritten Base Rent	Asset Summary Report, Estoppel, Recalculation	None	(1)

158	3rd_Largest_Tenant_SqFt	Borrower Rent Roll, Estoppel, Tenant Leases	None	(1)

159	3rd Largest Tenant % of Total NRSF	Borrower Rent Roll, Estoppel, Tenant Leases, Recalculation	None	(1)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	14

Real Estate Asset Liquidity Trust	EXHIBIT A
Commercial Mortgage Pass-Through Certificates, Series 2025-1
Specified Attributes

#	Specified Attribute	Source Document (in order of priority)	Tolerance Levels	Notes

160	3rd_Largest_Tenant_Exp_Date	Borrower Rent Roll, Estoppel, Tenant Leases	None	(1)

161	Tenant Expiry Year0 Ending	Asset Summary Report, None—Company Provided (the month prior to deal closing)	None	(1), (2)

162	Number of Scheduled Lease Expiries in Year0	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

163	Total NRSF Expiring in Year0	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

164	% of Total NRSF Expiring in Year0	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

165	Number of Scheduled Lease Expiries in Year1	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

166	Total NRSF Expiring in Year1	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

167	% of Total NRSF Expiring in Year1	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

168	Number of Scheduled Lease Expiries in Year2	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

169	Total NRSF Expiring in Year2	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

170	% of Total NRSF Expiring in Year2	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

171	Number of Scheduled Lease Expiries in Year3	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

172	Total NRSF Expiring in Year3	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

173	% of Total NRSF Expiring in Year3	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

174	Number of Scheduled Lease Expiries in Year4	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

175	Total NRSF Expiring in Year4	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

176	% of Total NRSF Expiring in Year4	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

177	Number of Scheduled Lease Expiries in Year5	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

178	Total NRSF Expiring in Year5	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

179	% of Total NRSF Expiring in Year5	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

180	Number of Scheduled Lease Expiries in Year6	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

181	Total NRSF Expiring in Year6	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

182	% of Total NRSF Expiring in Year6	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

183	Number of Scheduled Lease Expiries in Year7	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	15

Real Estate Asset Liquidity Trust	EXHIBIT A
Commercial Mortgage Pass-Through Certificates, Series 2025-1
Specified Attributes

#	Specified Attribute	Source Document (in order of priority)	Tolerance Levels	Notes

184	Total NRSF Expiring in Year7	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

185	% of Total NRSF Expiring in Year7	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

186	Number of Scheduled Lease Expiries in Year8	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

187	Total NRSF Expiring in Year8	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

188	% of Total NRSF Expiring in Year8	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

189	Number of Scheduled Lease Expiries in Year9	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

190	Total NRSF Expiring in Year9	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

191	% of Total NRSF Expiring in Year9	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

192	Number of Scheduled Lease Expiries in Year10	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

193	Total NRSF Expiring in Year10	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

194	% of Total NRSF Expiring in Year10	Borrower Rent Roll, Estoppel, Tenant Leases, Asset Summary Report, Recalculation	None	(1), (2)

195	Pari Passu? Y/N	Participation Agreement, Executed Legal Summary	None

196	If Pari Passu, initial or balance?	Participation Agreement, Executed Legal Summary	None

197	Pari Passu %	Participation Agreement, Executed Legal Summary	None

198	If Balance, name of Pool Code of initial	Participation Agreement, Executed Legal Summary	None

199	A Note Whole Loan Amount	Participation or Intercreditor Agreement, Amortization Table, Executed Legal Summary	None

200	A Note Whole Loan Cut-Off Balance	Participation or Intercreditor Agreement, Amortization Table, Executed Legal Summary	None

201	A Note Whole Loan Balloon Balance	Participation or Intercreditor Agreement, Amortization Table, Executed Legal Summary	None

202	A Note Whole Loan Monthly Payment	Participation or Intercreditor Agreement, Amortization Table, Executed Legal Summary	None

203	A Note Pooled Loan Amount	Participation or Intercreditor Agreement, Amortization Table, Executed Legal Summary	None

204	A Note Pooled Cut-Off Balance	Participation or Intercreditor Agreement, Amortization Table, Executed Legal Summary	None

205	A Note Pooled Loan Balloon Balance	Participation or Intercreditor Agreement, Amortization Table, Executed Legal Summary	None

206	A Note Pooled Loan Monthly Payment	Participation or Intercreditor Agreement, Amortization Table, Executed Legal Summary	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	16

Real Estate Asset Liquidity Trust	EXHIBIT A
Commercial Mortgage Pass-Through Certificates, Series 2025-1
Specified Attributes

#	Specified Attribute	Source Document (in order of priority)	Tolerance Levels	Notes

207	A Note Non-Pooled Loan Amount	Participation or Intercreditor Agreement, Amortization Table, Executed Legal Summary	None

208	A Note Non-Pooled Cut-Off Balance	Participation or Intercreditor Agreement, Amortization Table, Executed Legal Summary	None

209	A Note Non-Pooled Loan Balloon Balance	Participation or Intercreditor Agreement, Amortization Table, Executed Legal Summary	None

210	A Note Non-Pooled Loan Monthly Payment	Participation or Intercreditor Agreement, Amortization Table, Executed Legal Summary	None

211	A/B Note? Y/N	Intercreditor Agreement, Executed Legal Summary	None

212	B Note Amount	Intercreditor Agreement, Executed Legal Summary	None

213	Assumption Fee	Mortgage/Hypotheque or Loan Agreement	None

214	Has the Whole Loan been previously securitized? Y/N/Unknown	None - Company Provided	None

215	If the Whole Loan was previously securitized, which CMBS Issue was it securitized in?	None - Company Provided	None

216	Date of Operating Statement	Operating Statement	None

217	Date of Borrower Financial Statement	Borrower/Guarantor/Indemnitor Financial Statements	None

218	Date of Indemnitor Financial Statement	Borrower/Guarantor/Indemnitor Financial Statements	None

219	Date of Guarantor Financial Statement	Borrower/Guarantor/Indemnitor Financial Statements	None

220	Additional Notes	None - Company Provided	None

221	Closed End Date (day prior to earlier of Yield Maintenance Begin Date and Maturity Date)	Executed Legal Summary	None

222	Subordinate or B Note Orig Amt ($)	Subordination & Standstill Agreement, Commitment Letter (or Conditional Extension), Intercreditor Agreement	None

223	Subordinate or B Note Cut off Amt ($)	Recalculation, subordinate debt holder Amortization Table	None

224	Subordinate or B Note Balloon Bal ($)	Recalculation, subordinate debt holder Amortization Table	None

225	Subordinate or B Note Orig Term (Mths)	Subordination & Standstill Agreement, Commitment Letter (or Conditional Extension), Intercreditor Agreement	None

226	Subordinate or B Note Remain Term (Mths)	Recalculation	None

227	Subordinate or B Note Orig Amort (Mths)	Subordination & Standstill Agreement, Commitment Letter (or Conditional Extension), Intercreditor Agreement	None

228	Subordinate or B Note Remain Amort (Mths)	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	17

Real Estate Asset Liquidity Trust	EXHIBIT A
Commercial Mortgage Pass-Through Certificates, Series 2025-1
Specified Attributes

#	Specified Attribute	Source Document (in order of priority)	Tolerance Levels	Notes

229	Subordinate or B Note Interest Rate	Subordination & Standstill Agreement, Commitment Letter (or Conditional Extension), Intercreditor Agreement	None

230	Subordinate or B Note Mth P&I	Subordination & Standstill Agreement, Commitment Letter (or Conditional Extension), Intercreditor Agreement	None

231	Subordinate or B Note Annual P&I	Recalculation	None

232	Total Debt (A Note + B Note + Subordinate) Original Amt ($)	Recalculation	None

233	Total Debt (A Note + B Note + Subordinate) Cut off Date Amt ($)	Recalculation	None

234	Total Debt (A Note + B Note + Subordinate) Balloon Balance ($)	Recalculation	None

235	Total Debt (A Note + B Note + Subordinate) Mth P&I	Recalculation	None

236	Total Debt (A Note + B Note + Subordinate) Annual P&I	Recalculation	None

237	Total Debt (A Note + B Note + Subordinate) Loan PSF	Recalculation	None

238	Total Debt (A Note + B Note + Subordinate) NOI DSCR	Recalculation	None

239	Total Debt (A Note + B Note + Subordinate) NCF DSCR	Recalculation	None

240	Total Debt (A Note + B Note + Subordinate) Orig LTV	Recalculation	None

241	Total Debt (A Note + B Note + Subordinate) Cut off LTV	Recalculation	None

242	Total Debt (A Note + B Note + Subordinate) Balloon LTV	Recalculation	None

243	Total Debt (A Note + B Note + Subordinate) Debt Yield	Recalculation	None

244	A Note Loan PSF	Recalculation	None

245	A Note NOI DSCR	Recalculation	None

246	A Note NCF DSCR	Recalculation	None

247	A Note Orig LTV	Recalculation	None

248	A Note Cut off LTV	Recalculation	None

249	A Note Balloon LTV	Recalculation	None

250	A Note Debt Yield	Recalculation	None

251	Name of B Note holder. N/A if not applicable	Subordination & Standstill Agreement, Commitment Letter (or Conditional Extension), Intercreditor Agreement	None

252	Is there any known litigation as identified by Seller? Y, N. If Y, describe	Executed Legal Summary	None

253	Replacement Reserve ($) as of Cutoff Date	None - Company Provided	None

254	Repair Reserve ($) as of Cutoff Date	None - Company Provided	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	18

Real Estate Asset Liquidity Trust	EXHIBIT A
Commercial Mortgage Pass-Through Certificates, Series 2025-1
Specified Attributes

#	Specified Attribute	Source Document (in order of priority)	Tolerance Levels	Notes

255	Environmental Reserve ($) as of Cutoff Date	None - Company Provided	None

256	Debt Service Reserve ($) as of Cutoff Date	None - Company Provided	None

257	Realty Tax Reserve ($) as of Cutoff Date	None - Company Provided	None

258	Lease Rollover Reserve ($) as of Cutoff Date	None - Company Provided	None

259	Other Reserve ($) as of Cutoff Date	None - Company Provided	None

260	Engineering Report Type	Engineering Report, Certificate of Substantial Completion, Architect Certificate, Occupancy Permit	None

261	Phase II Firm:	Environmental Report	None

262	Has Borrower requested any COVID debt service relief (e.g. IOP, deferred P&I, repurposing reserves)? Y/N	Executed Payment Deferral Agreement, Executed Legal Summary	None

263	Has Borrower’s request for COVID debt service relief been approved by Lender? Y/N/N/A	Executed Payment Deferral Agreement, Executed Legal Summary	None

264	If Lender approved Borrower’s COVID debt service relief request, describe type of relief was provided	Executed Payment Deferral Agreement, Executed Legal Summary	None

265	Monthly debt service payments during COVID debt service relief period	Executed Payment Deferral Agreement	None

266	Begin date of COVID debt service relief program	Executed Payment Deferral Agreement	None

267	Last date of COVID debt service relief program	Executed Payment Deferral Agreement	None

268	Monthly debt service payments after COVID debt service relief period	Executed Payment Deferral Agreement	None

269	Has the Borrower requested any other loan modification as a result of COVID (e.g. deferred reserve payment)? Y/N	None - Company Provided (Legal Summary)	None

270	If the loan has been approved by Lender for any other loan modification as a result of COVID, describe final approved loan modification	None - Company Provided (Legal Summary)	None

271	Begin date of COVID loan modification program	Executed Payment Deferral Agreement	None

272	Last date of COVID loan modification program	Executed Payment Deferral Agreement	None

273	Modified Replacement Reserve Immediate ($)	Executed Payment Deferral Agreement, Executed Legal Summary	None

274	Modified Repair Reserve Immediate ($)	Executed Payment Deferral Agreement, Executed Legal Summary	None

275	Modified Environmental Reserve Immediate ($)	Executed Payment Deferral Agreement, Executed Legal Summary	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	19

Real Estate Asset Liquidity Trust	EXHIBIT A
Commercial Mortgage Pass-Through Certificates, Series 2025-1
Specified Attributes

#	Specified Attribute	Source Document (in order of priority)	Tolerance Levels	Notes

276	Modified Debt Service Reserve Immediate ($)	Executed Payment Deferral Agreement, Executed Legal Summary	None

277	Modified Realty Tax Reserve Immediate ($)	Executed Payment Deferral Agreement, Executed Legal Summary	None

278	Modified Lease Rollover Reserve Immediate ($)	Executed Payment Deferral Agreement, Executed Legal Summary	None

279	Modified Other Reserve Immediate ($)	Executed Payment Deferral Agreement, Executed Legal Summary	None

280	Modified Other Reserve (Immediate) - Type/Description	Executed Payment Deferral Agreement, Executed Legal Summary	None

281	Modified Replacement Reserve Monthly ($)	Executed Payment Deferral Agreement, Executed Legal Summary	None

282	Modified Repair Reserve Monthly ($)	Executed Payment Deferral Agreement, Executed Legal Summary	None

283	Modified Environmental Reserve Monthly ($)	Executed Payment Deferral Agreement, Executed Legal Summary	None

284	Modified Debt Service Reserve Monthly ($)	Executed Payment Deferral Agreement, Executed Legal Summary	None

285	Modified Realty Tax Reserve Monthly ($)	Executed Payment Deferral Agreement, Executed Legal Summary	None

286	Modified Lease Rollover Reserve Monthly ($)	Executed Payment Deferral Agreement, Executed Legal Summary	None

287	Other Reserve Monthly ($)	Executed Payment Deferral Agreement, Executed Legal Summary	None

288	Modified Other Reserve (Monthly) - Type/Description	Executed Payment Deferral Agreement, Executed Legal Summary	None

289	Any Modified Future Reserve?	Executed Payment Deferral Agreement, Executed Legal Summary	None

290	If Box 249 is yes - Description	Executed Payment Deferral Agreement, Executed Legal Summary	None

#	Notes
(1)	This Specified Attribute is not applicable (“N/A”) for Multifamily, Self Storage, Retirement, Hospitality and Manufactured Home Community property types.

(2)	These specified attributes are only applicable for top 5 loans.

(3)	For Control Numbers 30 and 65, mail advance confirmation was used for this specified attribute. For Control Numbers 34, 49, and 57, Executed Legal Summary was used for this specified attribute.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	20

Real Estate Asset Liquidity Trust	EXHIBIT B
Commercial Mortgage Pass-Through Certificates, Series 2025-1
Recalculated Attributes

Exhibit B - Recalculated Attributes

#	Specified Attribute	Recalculated Attributes	Notes

2	Percentage of Cut off Date Balance	Recomputation from the Final Data File in which the Cut_off_Date_Balance was divided by the aggregate Cut_off_Date_Balance of the underlying assets.

3	Cumulative percentage Cut off date Balance	Recomputation from the Final Data File in which the loan’s Percentage of Cut off Date Balance was added to the sum of the Percentage of Cut off Date Balances for all loans which have a Cut_off_Date_Balance larger than the respective loan

21	Monthly_Compounding_MortgageRate (unlimited decimals)

For a Company loan - product of (i) (((1+ semi annual interest rate/2)^(2/12))-1) and (ii) 12;

Or if a BMO loan (((1+ semi annual interest

rate/2)^(2*actual days in month/actual days in particular year))-1)*12

23	Net mortgage rate	Recomputation from the Final Data File in which the Administrative Cost Rate was subtracted from the Monthly_Compounding_MortgageRate

24	NCF Debt Yield at Origination	Recomputation from the Final Data File in which the YR0_Net_Cash_Flow was divided by the Loan Amount.	(3)

27	Remaining_Term_to_Maturity_ARD_Mos	Recomputation from the Final Data File in which the number of monthly payments occurring between the Cut-Off Date (Paid Through Date) and the Anticipated Repayment Date (ARD date if balloon or fully amortizing, hyperam start date if hyperam) were counted.

29	Remaining_Amortization_Term	Recomputation from the Final Data File in which the Seasoning (Number of Loan Payments including Cut-off Date payment) was deducted from the Final Amortization Term in Months.

31	Seasoning (Number of Loan Payments including Cut-Off Date payment)	Recomputation from the Final Data File in which the number of monthly payments occurring between the loan’s First Payment Date, through and including, the Cut-off Date (Paid Through Date) were counted.

52	Annual_Debt_Service	Recomputation from the Final Data File in which the Monthly Blended Principal and Interest Payment was multiplied by 12.

65	Adjusted UW NOI	Recomputation from the Final Data File in which the YR0_Net_Operating_Income was added to the YR0 (U/W) Replacement Reserves (or FF&E for Hotel).	(3)

67	Adjusted Underwritten NOI DSCR	Recomputation from the Final Data File in which the Adjusted UW NOI was divided by the Annual_Debt_Service.	(3)

68	UW_NCF_DSCR	Recomputation from the Final Data File in which the YR0_Net_Cash_Flow was divided by the Annual_Debt_Service.	(3)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	21

Real Estate Asset Liquidity Trust	EXHIBIT B
Commercial Mortgage Pass-Through Certificates, Series 2025-1
Recalculated Attributes

#	Specified Attribute	Recalculated Attributes	Notes

71	Cut_Off_Date_LTV	Recomputation from the Final Data File in which the Cut_off_Date_Balance was divided by the Reconciled_Appraised_Value.	(3)

72	Balloon_LTV	Recomputation from the Final Data File in which the Balloon_Amount was divided by the Reconciled_Appraised_Value.	(3)

89	Current Balance Per Sq Ft, Unit, Pad or Room	Recomputation from the Final Data File in which the Cut_off_Date_Balance was divided by the Net Rentable Area.	(3)

95	Physical Occupancy	Recomputation from the Final Data File in which the Occupied_Rentable_Area was divided by the Net Rentable Area.

147	Largest Tenant % of Total Underwritten Base Rent	Recomputation from the Borrower Rent Roll in which the largest tenant’s total base rent was divided by the total underwritten base rent for the property.	(1)

149	Largest Tenant % of Total NRSF	Recomputation from the Final Data File in which the Largest_Tenant_SqFt was divided by the Net Rentable Area.	(1)

152	2nd Largest Tenant % of Total Underwritten Base Rent	Recomputation from the Borrower Rent Roll in which the 2nd largest tenant’s total base rent was divided by the total underwritten base rent for the property.	(1)

154	2nd Largest Tenant % of Total NRSF	Recomputation from the Final Data File in which the 2nd_Largest_Tenant_SqFt was divided by the Net Rentable Area.	(1)

157	3rd Largest Tenant % of Total Underwritten Base Rent	Recomputation from the Borrower Rent Roll in which the 3rd largest tenant’s total base rent was divided by the total underwritten base rent for the property.	(1)

159	3rd Largest Tenant % of Total NRSF	Recomputation from the Final Data File in which the 3rd_Largest_Tenant_SqFt was divided by the Net Rentable Area.	(1)

164	% of Total NRSF Expiring in Year0	If tenant lease(s) expire in Year 0, recomputation from the Final Data File in which the Total NRSF Expiring in Year 0 was divided by the Net Rentable Area. “0%”, if no tenant lease(s) expire in Year 0.	(1), (2)

167	% of Total NRSF Expiring in Year1	If tenant lease(s) expire in Year 1, recomputation from the Final Data File in which the Total NRSF Expiring in Year 1 was divided by the Net Rentable Area. “0%”, if no tenant lease(s) expire in Year 1.	(1), (2)

170	% of Total NRSF Expiring in Year2	If tenant lease(s) expire in Year 2, recomputation from the Final Data File in which the Total NRSF Expiring in Year 2 was divided by the Net Rentable Area. “0%”, if no tenant lease(s) expire in Year 2.	(1), (2)

173	% of Total NRSF Expiring in Year3	If tenant lease(s) expire in Year 3, recomputation from the Final Data File in which the Total NRSF Expiring in Year 3 was divided by the Net Rentable Area. “0%”, if no tenant lease(s) expire in Year 3.	(1), (2)

176	% of Total NRSF Expiring in Year4	If tenant lease(s) expire in Year 4, recomputation from the Final Data File in which the Total NRSF Expiring in Year 4 was divided by the Net Rentable Area. “0%”, if no tenant lease(s) expire in Year 4.	(1), (2)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	22

Real Estate Asset Liquidity Trust	EXHIBIT B
Commercial Mortgage Pass-Through Certificates, Series 2025-1
Recalculated Attributes

#	Specified Attribute	Recalculated Attributes	Notes

179	% of Total NRSF Expiring in Year5	If tenant lease(s) expire in Year 5, recomputation from the Final Data File in which the Total NRSF Expiring in Year 5 was divided by the Net Rentable Area. “0%”, if no tenant lease(s) expire in Year 5.	(1), (2)

182	% of Total NRSF Expiring in Year6	If tenant lease(s) expire in Year 6, recomputation from the Final Data File in which the Total NRSF Expiring in Year 6 was divided by the Net Rentable Area. “0%”, if no tenant lease(s) expire in Year 6.	(1), (2)

185	% of Total NRSF Expiring in Year7	If tenant lease(s) expire in Year 7, recomputation from the Final Data File in which the Total NRSF Expiring in Year 7 was divided by the Net Rentable Area. “0%”, if no tenant lease(s) expire in Year 7.	(1), (2)

188	% of Total NRSF Expiring in Year8	If tenant lease(s) expire in Year 8, recomputation from the Final Data File in which the Total NRSF Expiring in Year 8 was divided by the Net Rentable Area. “0%”, if no tenant lease(s) expire in Year 8.	(1), (2)

191	% of Total NRSF Expiring in Year9	If tenant lease(s) expire in Year 9, recomputation from the Final Data File in which the Total NRSF Expiring in Year 9 was divided by the Net Rentable Area. “0%”, if no tenant lease(s) expire in Year 9.	(1), (2)

194	% of Total NRSF Expiring in Year10	If tenant lease(s) expire in Year 10, recomputation from the Final Data File in which the Total NRSF Expiring in Year 10 was divided by the Net Rentable Area. “0%”, if no tenant lease(s) expire in Year 10.	(1), (2)

222	Subordinate or B Note Cut off Amt ($)	Equal to Subordinate Debt or B Note Cut Off Date amount(as stated in the Amortization Schedule) or the Subordinate Debt or B Note Original Loan Amount (if Interest Only).

223	Subordinate or B Note Balloon Bal ($)	Equal to Subordinate Debt or B Note Balloon amount(as stated in the Amortization Schedule) or the Subordinate Debt or B Note Original Loan Amount (if Interest Only).

226	Subordinate or B Note Remain Term (Mths)	Sum of (i) Subordinate Debt or B Note Original Term in Months less (ii) Seasoning (Number of Loan Payments including Cut-Off Date payment) in months.

228	Subordinate or B Note Remain Amort (Mths)	Sum of (i) Subordinate Debt or B Note Original Amortization in months less (ii) Seasoning (Number of Loan Payments including Cut-Off Date payment) (Number of Loan Payments including Cut-Off Date payment) in months.

231	Subordinate or B Note Annual P&I	Product of (i) Subordinate Debt or B Note Monthly P&I and (ii) 12.

232	Total Debt (A Note + B Note + Subordinate) Original Amt ($)	Sum of (i) Loan Amount and (ii) Subordinate or B Note Orig Amt ($).

233	Total Debt (A Note + B Note + Subordinate) Cut off Date Amt ($)	Sum of (i) Cut_off_Date_Balance and (ii) Subordinate or B Note Cut off Amt ($).

234	Total Debt (A Note + B Note + Subordinate) Balloon Balance ($)	Sum of (i) Balloon_Amount and (ii) Subordinate or B Note Balloon Bal ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	23

Real Estate Asset Liquidity Trust	EXHIBIT B
Commercial Mortgage Pass-Through Certificates, Series 2025-1
Recalculated Attributes

#	Specified Attribute	Recalculated Attributes	Notes

235	Total Debt (A Note + B Note + Subordinate) Mth P&I	Sum of (i) Monthly Blended Principal and Interest Payment and (ii) Subordinate or B Note Mth P&I.

236	Total Debt (A Note + B Note + Subordinate) Annual P&I	Product of (i) Sum of (i) Monthly Blended Principal and Interest Payment (ii) Subordinate or B Note Mth P&I and (ii) 12.

237	Total Debt (A Note + B Note + Subordinate) Loan PSF	Quotient of (i) Total Debt (A Note + B Note + Subordinate) Original Amt ($) and (ii) Net Rentable Area.

238	Total Debt (A Note + B Note + Subordinate) NOI DSCR	Quotient of (i) YR0_Net_Operating_Income and (ii) Total Debt (A Note + B Note + Subordinate) Annual P&I.

239	Total Debt (A Note + B Note + Subordinate) NCF DSCR	Quotient of (i) YR0_Net_Cash_Flow and (ii) Total Debt (A Note + B Note + Subordinate) Annual P&I.

240	Total Debt (A Note + B Note + Subordinate) Orig LTV	Quotient of (i) Total Debt (A Note + B Note + Subordinate) Original Amt ($) and (ii) Reconciled_Appraised_Value.

241	Total Debt (A Note + B Note + Subordinate) Cut off LTV	Quotient of (i) Total Debt (A Note + B Note + Subordinate) Cut off Date Amt ($) and (c) Subordinate Debt Cut Off Date Amount) and (ii) Reconciled_Appraised_Value.

242	Total Debt (A Note + B Note + Subordinate) Balloon LTV	Quotient of (i) Total Debt (A Note + B Note + Subordinate) Balloon Balance ($) and (ii) Reconciled_Appraised_Value.

243	Total Debt (A Note + B Note + Subordinate) Debt Yield	Quotient of (i) Underwritten Net Cash Flow and (ii) Total Debt Original Amount (sum of (a) A Note and (b) B Note and (c) Subordinate Debt Original Amount).

244	A Note Loan PSF	Quotient of (i) Loan Amount and (ii) Net Rentable Area.

245	A Note NOI DSCR	Quotient of (i) YR0_Net_Operating_Income and (ii) Annual_Debt_Service.

246	A Note NCF DSCR	Quotient of (i) YR0_Net_Cash_Flow and (ii) Annual_Debt_Service.

247	A Note Orig LTV	Quotient of (i) Loan Amount and (ii) Reconciled_Appraised_Value.

248	A Note Cut off LTV	Quotient of (i) Cut_off_Date_Balance and (ii) Reconciled_Appraised_Value.

249	A Note Balloon LTV	Quotient of (i) Balloon_Amount and (ii) Reconciled_Appraised_Value.

250	A Note Debt Yield	Quotient of (i) YR0_Net_Cash_Flow and (ii) A Note Loan Balance.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	24

Real Estate Asset Liquidity Trust	EXHIBIT B
Commercial Mortgage Pass-Through Certificates, Series 2025-1
Recalculated Attributes

#	Notes

(1)	This Specified Attribute is not applicable (“N/A”) for Multifamily, Self Storage, Retirement, Hospitality and Manufactured Home Community property types.

(2)	These specified attributes are only applicable for top 5 loans.

(3)	With respect to Control Number 1, the re-computation includes the total loan balances (original, cut-off and balloon) and, where applicable, total debt service (monthly and annual) of the pooled interest (in the REALT 2025-1 transaction) and non-pooled interest.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York, NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	25